Employee Benefit Plan, Fair Value and NAV (Tables) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024. There were no transfers between levels in the hierarchy in 2025 or 2024.

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Investments measured at fair value
Commerce Bancshares, Inc. Common Stock Fund(1)	$134,401,310	$—	$134,401,310	$—

Mutual Funds	453,116,450	453,116,450	—	—
Investments measured at fair value	$587,517,760	$453,116,450	$134,401,310	$—

Investments measured at net asset value (2)
Common Collective Trusts	564,315,384

Stable Value Funds	25,202,968

Total Investments	$1,177,036,112

(1) Effective January 1, 2025, based on the assessment on inputs, the Plan changed the classification of the Company Stock Fund from Level 1 to Level 2 within the fair value hierarchy. This change in presentation had no impact on the total value of investments or the Plan's net assets available for benefits. Prior period activity has been reclassified to conform with the current year presentation.
(2) In accordance with Subtopic ASC 820-10, investments that were measured at net asset value have not been classified in the fair value hierarchy. The fair value amounts represented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Investments measured at fair value
Commerce Bancshares, Inc. Common Stock Fund(1)	$158,454,752	$—	$158,454,752	$—

Mutual Funds	662,501,286	662,501,286	—	—
Investments measured at fair value	$820,956,038	$662,501,286	$158,454,752	$—

Investments measured at net asset value (2)
Common Collective Trusts	237,430,380

Stable Value Funds	29,526,977

Total Investments	$1,087,913,395

(1) Effective January 1, 2025, based on the assessment on inputs, the Plan changed the classification of the Company Stock Fund from Level 1 to Level 2 within the fair value hierarchy. This change in presentation had no impact on the total value of investments or the Plan's net assets available for benefits. Prior period activity has been reclassified to conform with the current year presentation.
(2) In accordance with Subtopic ASC 820-10, investments that were measured at net asset value have not been classified in the fair value hierarchy. The fair value amounts represented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

EBP, Summary of Common Collective Trust	The following table provides additional information as of December 31, 2025 and 2024 for the common collective trusts:

	Fair Value at December 31, 2025	Investment	Unfunded Commitments	Redemption
2025	$564,315,384	Common collective trusts	None	30-days notice, period may be shortened or waived by the trustee
	$25,202,968	Stable Value Funds	None	Daily(1)

2024	$237,430,380	Common collective trusts	None	30-days notice, period may be shortened or waived by the trustee
	$29,526,977	Stable Value Funds	None	Daily(1)
(1) Plan-level redemptions are subject to notice and potential liquidity restrictions, which could extend the redemption for all or a portion of the investment for up to 12 months.